Commitments and contingencies - Unconditional purchase obligations (Details)	Feb. 28, 2026 USD ($)
2026
Commitments
Amount of the minimum fixed and determinable portion of the unconditional purchase obligations over the next years	$ 239,740
2027
Commitments
Amount of the minimum fixed and determinable portion of the unconditional purchase obligations over the next years	$ 2,688,491